GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Accounting Policies [Abstract]
Bank's required reserve at the federal reserve	$ 4,108
Mortgage loans held-for-sale	2,456	2,505
Federal reserve and federal home loan bank stock	$ 3,879	$ 3,879
Maturity period of securities sold under agreements to repurchase	one to four days
Number of operating segments	1
Income tax examination, likelihood of unfavorable settlement	more than 50 percent